S000031368 [Member] Average Annual Total Returns	12 Months Ended	15 Months Ended	60 Months Ended	120 Months Ended	154 Months Ended	183 Months Ended	229 Months Ended	306 Months Ended	369 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	20.79%		11.35%	9.23%
MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	21.09%		12.15%	12.17%
Columbia Global Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	21.79%		11.18%	10.06%
Performance Inception Date						Sep. 27, 2010
Columbia Global Value Fund Institutional 3 Class
Prospectus [Line Items]
Average Annual Return, Percent	21.95%		11.30%	10.20%
Performance Inception Date					Feb. 28, 2013
Columbia Global Value Fund Class S
Prospectus [Line Items]
Average Annual Return, Percent	21.87%		10.98%	9.82%
Performance Inception Date		Oct. 02, 2024
Columbia Global Value Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	14.52%		9.60%	9.13%
Performance Inception Date									Mar. 20, 1995
Columbia Global Value Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.83%		7.19%	7.12%
Performance Inception Date									Mar. 20, 1995
Columbia Global Value Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.26%		7.06%	6.89%
Performance Inception Date									Mar. 20, 1995
Columbia Global Value Fund Class C
Prospectus [Line Items]
Average Annual Return, Percent	19.63%		10.07%	8.96%
Performance Inception Date								Jun. 26, 2000
Columbia Global Value Fund Class R
Prospectus [Line Items]
Average Annual Return, Percent	21.18%		10.63%	9.52%
Performance Inception Date							Dec. 11, 2006
Columbia Global Value Fund Institutional 2 Class
Prospectus [Line Items]
Average Annual Return, Percent	21.77%		11.24%	10.14%
Performance Inception Date							Dec. 11, 2006